Goodwill and Other Intangible Assets (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ (964)	$ (592)
Maximum [Member]
Goodwill [Line Items]
Reporting Unit Percentage Of Fair Value In Excess Of Carrying Amount	13.30%
Minimum [Member]
Goodwill [Line Items]
Reporting Unit Percentage Of Fair Value In Excess Of Carrying Amount	10.50%